Taxation	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Taxation	9. TAXATION

			Group
	2023	2022	2021
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	475	526	401
Adjustments in respect of prior years	(15)	(81)	(24)
Total current tax	460	445	377
Deferred tax:
Charge/(credit) for the year	106	(29)	100
Adjustments in respect of prior years	(7)	64	15
Total deferred tax	99	35	115
Tax on profit from continuing operations	559	480	492
The standard rate of UK corporation tax was 28% for banking entities and 24% for non-banking entities (2022: 27% for banking entities and 19% for non-banking entities; 2021: 27% for banking entities and 19% for non-banking entities) following the introduction of a surcharge on banking companies in 2016. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.
The Santander UK group’s effective tax rate for 2023 was 26.6% (2022: 25.6%, 2021: 26.7%). The tax on profit from continuing operations before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the year ended 31 December

			Group
	2023	2022	2021
	£m	£m	£m
Profit from continuing operations before tax	2,100	1,874	1,845
Tax calculated at a tax rate of 23.5% (2022:19%, 2021: 19%)	494	356	351
Bank surcharge on profits	85	121	104
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	10	13	14
Non-deductible conduct remediation, fines and penalties	13	48	6
Other non-deductible costs and non-taxable income	2	29	37
Effect of change in tax rate on deferred tax provision	2	(29)	9
Tax relief on dividends in respect of other equity instruments	(34)	(40)	(40)
Adjustment to prior year provisions	(22)	(27)	2
Tax on profit from continuing operations	559	480	492
On 20 June 2023, Finance (No.2) Act 2023 was substantively enacted in the UK to implement the OECD Pillar Two model rules and which introduces a global minimum effective tax rate of 15% with effect from 1 January 2024. Santander UK will therefore fall within the scope of these rules from 2024.
It is not anticipated that the rules will impact Santander UK but the position will be kept under review.
Current tax assets and liabilities
Movements in current tax assets and liabilities during the year were as follows:

		Group
	2023	2022
	£m	£m
Assets	478	347
At 1 January	478	347
Income statement charge (including discontinued operations)	(460)	(445)
Other comprehensive income (charge)/credit	(70)	159
Corporate income tax received	537	405
Other movements	5	12
	490	478
Assets	490	478
At 31 December	490	478
The amount of corporation income tax paid differs from the tax charge for the period as a result of the timing of payments due to the tax authorities, the effects of movements in deferred tax, adjustments to prior period current tax provisions and current tax recognised directly in other comprehensive income.
Santander UK proactively engages and cooperates with relevant tax authorities in their oversight of the company's tax matters. The accounting policy for recognising provisions for any tax risks identified is described in Note 1. It is not expected that there will be any material movement in such provisions within the next 12 months.
The Santander UK group has applied the UK’s Code of Practice on Taxation for Banks following its adoption in 2010. For more information, see our Taxation
Strategy on our website aboutsantander.co.uk.
Deferred tax
The table below shows the deferred tax balances including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	27	(290)	305	(1)	—	35	(111)	(35)
Income statement (charge)/credit	(35)	(63)	—	—	—	(18)	17	(99)
Transfers/reclassifications	—	—	(3)	(1)	—	1	4	1
Credited/(charged) to other comprehensive income	—	167	(229)	5	—	—	4	(53)
At 31 December 2023	(8)	(186)	73	3	—	18	(86)	(186)

At 1 January 2022	(123)	(508)	(7)	(12)	8	68	(5)	(579)
Income statement credit/(charge)	150	(49)	—	—	(7)	(33)	(96)	(35)
Transfers/reclassifications	—	—	2	—	(1)	—	(1)	—
Credited/(charged) to other comprehensive income	—	267	310	11	—	—	(9)	579
At 31 December 2022	27	(290)	305	(1)	—	35	(111)	(35)
The deferred tax assets and liabilities above have been recognised in the Santander UK group on the basis that sufficient future taxable profits are forecast within the foreseeable future, in excess of the profits arising from the reversal of existing taxable temporary differences, to allow for the utilisation of the assets as they reverse. Based on the conditions at the balance sheet date, management determined that a reasonably possible change in any of the key assumptions underlying the estimated future taxable profits in the Santander UK group’s three-year plan (described in Note 20) would not cause a reduction in the deferred tax assets recognised. There are £nil unrecognised deferred tax assets on capital losses carried forward (2022: £nil).